Revenue, Performance Obligations, Deferred Revenue and Deferred Costs - Additional Information (Details1) (Detail) - USD ($) $ in Millions	Mar. 31, 2020	Jun. 30, 2019
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Aggregate amount of transaction price allocated to performance obligations	$ 43.7	$ 34.0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-07-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Aggregate amount of transaction price allocated to performance obligations		$ 8.7
Revenue, remaining performance obligation, expected timing of satisfaction, period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-04-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Aggregate amount of transaction price allocated to performance obligations	$ 7.5
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-07-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Aggregate amount of transaction price allocated to performance obligations		$ 25.3
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-04-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Aggregate amount of transaction price allocated to performance obligations	$ 36.2
Revenue, remaining performance obligation, expected timing of satisfaction, period